Employee Benefit Plan - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Compensation Related Costs [Abstract]
Defined contribution plan description	The Company provides a 401(k) defined contribution plan for all regular full-time employees who have completed two months of service.